Expense Example - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund - Fidelity Equity-Income Fund - Class K	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579